Noncontrolling Interests - Schedule of Noncontrolling Interests (Parenthetical) (Detail) (Oyu Tolgoi [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Oyu Tolgoi [Member]
Noncontrolling Interest [Line Items]
Common share investments effective annual rate	LIBOR plus 6.5%
Cumulative amounts of funding	$ 751.2	$ 751.2
Cumulative amounts of unrecognized interest	$ 168.6	$ 110.5